Shareholders' capital (Tables)	12 Months Ended
Dec. 31, 2022
Equity [Abstract]
Schedule of Number of Common Shares
Number of common shares

	2022	2021
Common shares, beginning of year	671,960,276	597,142,219
Public offering	2,861,709	67,611,465
Dividend reinvestment plan	7,676,666	6,184,686
Exercise of share-based awards (c)	1,115,398	1,020,020
Conversion of convertible debentures	754	1,886
Common shares, end of year	683,614,803	671,960,276

Schedule of Shares Issued and Outstanding
The Company has the following preferred shares, Series A and preferred shares, Series D issued and outstanding as at December 31, 2022 and 2021:

Preferred shares	Number of shares	Price per share		Carrying amount C$		Carrying amount $
Series A	4,800,000	C$	25	C$	116,546	$100,463
Series D	4,000,000	C$	25	C$	97,259	$83,836
						$184,299

Schedule of Share-based Compensation Expense
For the year ended December 31, 2022, AQN recorded $10,920 (2021 - $8,395) in total share-based compensation expense as follows:

	2022	2021
Share options	$980	$939
Director deferred share units	960	821
Employee share purchase	562	592
Performance and restricted share units	8,418	6,043
Total share-based compensation	$10,920	$8,395

Schedule of Fair Value of Share Options Granted
The following assumptions were used in determining the fair value of share options granted:

	2022		2021
Risk-free interest rate	1.9%		1.1%
Expected volatility	23%		23%
Expected dividend yield	4.3%		4.1%
Expected life	5.50 years		5.50 years
Weighted average grant date fair value per option	C$	2.44	C$	2.46

Schedule of Stock Option Activity
Share option activity during the years is as follows:

	Number of awards	Weighted average exercise price		Weighted average remaining contractual term (years)	Aggregate intrinsic value
Balance, January 1, 2021	2,110,448	C$	15.45	6.55	C$	11,604
Granted	437,006	19.64		7.22	—
Exercised	(506,926)	13.92		5.95	1,453
Forfeited	—	—		—	—
Balance, December 31, 2021	2,040,528	C$	15.45	6.11	C$	3,145
Granted	646,090	19.11		7.22	—
Exercised	(40,074)	13.92		5.95	103
Forfeited	(19,764)	19.11		—	—
Balance, December 31, 2022	2,626,780	C$	16.02	5.63	C$	—
Exercisable, December 31, 2022	2,052,946	C$	17.35	5.63	C$	—

Schedule of Performance Stock Units
A summary of the PSUs and RSUs follows:

	Number of awards	Weighted average grant-date fair value		Weighted average remaining contractual term (years)	Aggregate intrinsic value
Balance, January 1, 2021	2,721,207	C$	16.58	0.93	C$	54,560
Granted, including dividends	805,433	19.94		2.77	12,881
Exercised	(865,067)	13.79		—	17,005
Forfeited	(217,901)	18.64		—	3,981
Balance, December 31, 2021	2,443,672	C$	18.07	1.72	C$	44,646
Granted, including dividends	1,090,457	17.99		2.00	17,524
Exercised	(1,221,620)	12.62		—	23,636
Forfeited	(202,799)	18.94		—	418
Balance, December 31, 2022	2,109,710	C$	18.38	1.76	C$	18,608
Exercisable, December 31, 2022	769,458	C$	18.70	0.10	C$	6,787